Cash and cash equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022		Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Balance per Group balance sheet	$ 9,179	$ 6,775	[1]	$ 11,412
Bank overdrafts repayable on demand (unsecured)	(5)	(1)		(3)
Balance per Group cash flow statement	$ 9,174	$ 6,774		$ 11,409	$ 12,805

[1]	Comparative information has been restated to reflect the adoption of narrow scope amendments to IAS12 'Income Taxes', refer to note 2 for details.